Loans and Financing	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Loans and Financing
19. Loans and Financing

Company	Contracts	Guarantees	12.31.2025	12.31.2024
Copel GET	Itaú Unibanco S.A	Personal guarantee	—	1,036,260
	Banco do Brasil - BNDES Transfer	Copel surety guarantee and Revenue from energy sales from the plant.	53,967	37,507
	BNDES	Copel surety guarantee; revenue from energy sales from the plant or revenue from energy transmission services; and fiduciary assignment of credit rights.	473,225	597,912
			527,192	1,671,679
Copel DIS	Banco do Brasil	Personal Guarantee	751,784	751,522
	Caixa Econômica Federal	Own revenue; issue of promissory notes and commercial duplicates.	1,916	3,831
			753,700	755,353
Jandaíra Wind Complex	Banco do Nordeste do Brasil	Bank guarantee, with surety consideration from Copel GET.	165,041	178,407
Vilas Wind Complex	Banco do Nordeste do Brasil	Bank guarantee, with surety consideration from Copel GET.	486,428	505,155
Aventura Wind Complex	Banco do Nordeste do Brasil	Bank guarantee, with surety consideration from Copel GET.	299,015	313,777
SRMN Wind Complex	Banco do Nordeste do Brasil	Bank guarantee, with surety consideration from Copel GET.	516,797	531,766
Brisa Wind Complex	BNDES	Copel GET surety guarantee; Copel surety bond; pledge of shares owned by Copel GET; fiduciary assignment of credit rights and revenues.	49,301	56,551
São Bento Wind Complex	BNDES	Copel GET surety guarantee; pledge of shares owned by Copel GET; fiduciary assignment of energy sales receivables; fiduciary assignment of machinery and equipment.	98,240	116,679
Cutia	BNDES	Copel GET surety guarantee; pledge of shares owned by Copel GET; fiduciary assignment of credit rights.	477,502	497,199
Costa Oeste	BNDES	Copel GET surety guarantee; pledge of shares owned by Copel GET; fiduciary assignment of credit rights.	6,613	8,657
Marumbi	BNDES	Copel GET surety guarantee; pledge of shares owned by Copel GET; fiduciary assignment of credit rights.	9,551	11,972
Gross debt			3,389,380	4,647,195
(-) Transaction cost			(20,961)	(28,401)
Total			3,368,419	4,618,794
Current			217,827	1,231,205
Noncurrent			3,150,592	3,387,589

The average debt cost is disclosed in Note 32.3.
19.1. Maturity of noncurrent installments

Balance as of December 31, 2025	Gross debt	(-) Transaction cost	Total
2027	591,918	(2,274)	589,644
2028	550,308	(2,035)	548,273
2029	174,444	(1,802)	172,642
2030	168,989	(1,755)	167,234
2031	164,598	(1,660)	162,938
After 2031	1,519,028	(9,167)	1,509,861
	3,169,285	(18,693)	3,150,592
19.2. Changes in loans and financing

Total
Balance as of January 1, 2024	5,343,217
Funding	5,051
(-) Transaction costs	(1,693)
Charges and monetary variation	512,924
Payment – principal	(261,753)
Payment – charges	(471,276)
Reclassification to Liabilities classified as held for sale (Note 37).	(507,676)
Balance as of December 31, 2024	4,618,794
Effect of business combination (a)	74,137
Charges and monetary variations	403,143
Payment – principal	(1,192,032)
Payment – charges	(401,533)
Reclassification to Liabilities classified as held for sale (Note 37).	(134,090)
Balance as of December 31, 2025	3,368,419
(a) Balances acquired in the business combination described in Note 1.2.
The movement for the year 2025 does not include charges and monetary variation amounts, nor principal and charge payments for loans that were reclassified as held for sale in 2024.
19.3. Covenants
Loans and financing agreements contain clauses that require economic and financial ratios to be maintained within pre-determined parameters, requiring annual fulfillment and other conditions to be complied with, such as not changing the Company's interest in the capital stock of subsidiaries that would represent change of control without prior consent. The non-compliance with the contracted conditions may result in the need to comply with additional obligations, in fines or even in the declaration of the early maturity of debts. On December 31, 2025, all the agreed contractual indicators and conditions were fully met.
The financial covenants contained in the agreements are presented below:

Company	Contractual Instrument	Annual financial ratios	Limit
Copel GeT	BNDES Finem nº 820989.1 – Mauá	EBITDA / Net financial results	≥ 1,3
Banco do Brasil nº 21/02000-0 – Mauá
Cutia (a)	BNDES Finem nº 18204611	Debt service coverage ratio Consolidated net debt / Consolidated EBITDA	≥ 1,5 ≤ 3,5
Santa Maria	BNDES Finem nº 14212711	Debt service coverage ratio	≥ 1,3
Santa Helena	BNDES Finem nº 14212721
São Bento Energia, Investimento e Participações	BNDES Assignment Agreement	Debt service coverage ratio	≥ 1,3
GE Boa Vista S.A.	BNDES Finem nº 11211531
GE Farol S.A.	BNDES Finem nº 11211521
GE Olho D´Água S.A.	BNDES Finem nº 11211551
GE São Bento do Norte S.A.	BNDES Finem nº 11211541
Costa Oeste	BNDES Finem nº 13212221	Debt service coverage ratio	≥ 1,3
Marumbi	BNDES Finem nº 14205851	Debt service coverage ratio	≥ 1,3
Financing for businesses – Finem
(a) Cutia received authorization from the Brazilian Development Bank (BNDES) for temporary replacement, until fiscal year 2029, of the current ICSD calculation procedure with the calculation of the ICSD and Leverage Index based on Copel's consolidated financial statements.